Financial asset of the concession (Details Narrative)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Taxable income rates	28.00%	30.00%
P I S And Cofins [Member]
IfrsStatementLineItems [Line Items]
Taxable income rates	1.65%	7.60%